INCOME TAXES (Details) - Schedule of Movements of Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movements of Valuation Allowance [Abstract]
Balance at beginning of year	¥ 908,660	¥ 586,541	¥ 604,030
Additions	72,454	322,119
Reversal	(19,976)		(17,489)
Balance at December 31,2021 and 2022	¥ 961,138	¥ 908,660	¥ 586,541